Significant Events in the Reporting Period (Details)	9 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) ₪ / shares shares	Jul. 21, 2024 shares	Feb. 29, 2024 shares
Stock Options [Member]
Significant Events in the Reporting Period [Line Items]
Options to purchase ordinary shares	20,800	20,800
Fair value of options (in Dollars) | $	$ 36	$ 36
US Appendix [Member]
Significant Events in the Reporting Period [Line Items]
Options to purchase ordinary shares	6,668	6,668
Exercise price per share | $ / shares	$ 6.62
Fair value of options (in Dollars) | $	$ 18,000	$ 18,000
US Appendix [Member] | Board of Directors [Member]
Significant Events in the Reporting Period [Line Items]
Options to purchase ordinary shares			15,081	27,468
US Appendix [Member] | Stock Options [Member]
Significant Events in the Reporting Period [Line Items]
Options to purchase ordinary shares	6,032	6,032
Exercise price per share | $ / shares	$ 6.07
Fair value of options (in Dollars) | $	$ 21	$ 21
Israeli Share Option Plan [Member]
Significant Events in the Reporting Period [Line Items]
Exercise price per share | (per share)	$ 6.67	$ 23.91
Fair value of options (in Dollars) | $	$ 48,000	$ 48,000
Israeli Share Option Plan [Member] | Stock Options [Member]
Significant Events in the Reporting Period [Line Items]
Options to purchase ordinary shares	9,049	9,049
Exercise price per share | (per share)	$ 6.06	$ 22.01